NET INVESTMENT IN DIRECT FINANCING LEASES (Narrative) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Schedule Of Capital Leases Future Minimum Payments Receivable [Line Items]
Net investment in financing leases	¥ 72,615	$ 10,562	¥ 72,952
Secure bank borrowings		$ 0	9,242
Line of Credit Entered into by Subsidiary [Member]
Schedule Of Capital Leases Future Minimum Payments Receivable [Line Items]
Net investment in financing leases			¥ 24,224